Investments in associates	12 Months Ended
Dec. 31, 2020
Investments in associates [Abstract]
Investments in associates

15.	Investments in associates

(a)	Investments in associates as of December 31, 2019 and 2020 are as follows:

Investees	Country	Date of financial information	Ownership (%)
			2019	2020
BNP Paribas Cardif Life Insurance (*1)(*2)	Korea	September 30	14.99	14.99
Songrim Partners (*1)(*3)	Korea	December 31	35.34	35.34
Neoplux Technology Valuation Investment Fund (*11)	Korea	—	33.33	—
Partners 4th Growth Investment Fund (*1)	Korea	September 30	25.00	25.00
KTB Newlake Global Healthcare PEF (*1)	Korea	September 30	30.00	30.00
Daekwang Semiconductor Co., Ltd. (*1)(*3)	Korea	September 30	20.94	20.94
Shinhan-Neoplux Energy Newbiz Fund	Korea	December 31	23.33	31.66
Shinhan-Albatross tech investment Fund (*4)	Korea	December 31	50.00	49.97
Plutus-SG Private Equity Fund (*6)	Korea	—	26.67	—
Eum Private Equity Fund No.3	Korea	December 31	20.76	20.76
KTB Confidence Private Placement (*6)	Korea	—	31.43	—
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund	Korea	December 31	23.89	23.89
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund	Korea	December 31	20.16	20.16
VOGO Debt Strategy Qualified INV Private	Korea	December 31	20.00	20.00
Shinhan-Midas Donga Secondary Fund (*5)	Korea	December 31	50.00	50.00
ShinHan – Soo Young Entrepreneur Investment Fund No.1	Korea	December 31	24.00	24.00
Synergy-Shinhan Mezzanine New Technology Investment Fund (*6)	Korea	—	47.62	—
Shinhan Praxis K-Growth Global Private Equity Fund (*8)	Korea	December 31	18.87	18.87
Credian Healthcare Private Equity Fund II	Korea	December 31	34.07	34.07
Kiwoom Milestone Professional Private Real Estate Trust 19	Korea	December 31	50.00	50.00
AIP EURO Green Private Real Estate Trust No.3	Korea	December 31	21.28	21.28
Hanhwa US Equity Strategy Private Real Estate Fund No.1	Korea	December 31	44.84	44.84
Shinhan Global Healthcare Fund 1 (*8)	Korea	December 31	4.41	4.41
JB Power TL Investment Type Private Placement Special Asset Fund 7	Korea	December 31	33.33	33.33
IBK AONE convertible 1 (*6)	Korea	—	47.25	—
Rico synergy collabo Multi-Mezzanine 3 (*6)	Korea	—	50.03	—
KB NA Hickory Private Special Asset Fund	Korea	December 31	37.50	37.50

Investees	Country	Date of financial information	Ownership (%)
			2019	2020
Koramco Europe Core Private Placement Real Estate Fund No.2-2	Korea	December 31	44.02	44.02
BNP Paribas Cardif General Insurance (*1)(*2)	Korea	September 30	10.00	7.46
Axis Global Growth New Technology Investment Association (*6)	Korea	—	31.85	—
Hermes Private Investment Equity Fund	Korea	December 31	29.17	29.17
SHC ULMUS Fund No.1 (*6)	Korea	—	29.41	—
Shinhan-Nvestor Liquidity Solution Fund	Korea	December 31	24.92	24.92
Shinhan AIM FoF Fund 1a	Korea	December 31	25.00	25.00
IGIS Global Credit Fund 150-1	Korea	December 31	25.00	25.00
GX Shinhan Intervest 1st Private Equity Fund (*6)	Korea	—	25.27	—
Soo Commerce Platform Growth Fund	Korea	December 31	24.62	24.62
Partner One Value up I Private Equity Fund	Korea	December 31	27.91	27.91
Genesis No.1 Private Equity Fund	Korea	December 31	22.80	22.80
GMB ICT New Technology Investment Fund (*6)	Korea	—	26.75	—
Korea Omega Project Fund III	Korea	December 31	23.53	23.53
Soo Delivery Platform Growth Fund	Korea	December 31	30.00	30.00
Genesis North America Power Company No.1 PEF	Korea	December 31	39.92	39.96
Hyungje art printing (*1)(*3)	Korea	December 31	31.54	31.54
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3	Korea	December 31	23.33	23.33
Shinhan-Rhinos 1 Fund	Korea	December 31	22.48	22.48
Pacific Private Investment Trust No.20	Korea	December 31	21.74	21.74
Susung Mezzanine project P1 Private Investment Trust	Korea	December 31	41.18	41.31
Korea Finance Security (*1)(*8)	Korea	September 30	14.91	14.91
Multimedia Tech Co.Ltd (*1)(*3)	Korea	December 31	21.06	21.06
MIEL CO.,LTD (*1)(*3)	Korea	December 31	28.77	28.77
AIP Transportation Specialized Privately Placed Fund Trust #1	Korea	December 31	35.73	35.73
DB Epic Convertiblebond Private Trust No.2 (*7)(*9)	Korea	December 31	50.00	50.98
PCC S/W 2nd Fund (*6)	Korea	—	29.56	—
E&Healthcare Investment Fund No.6	Korea	December 31	20.37	21.05
One Shinhan Global Fund1 (*4)(*8)	Korea	December 31	19.98	19.96
Kiwoom-Shinhan Innovation Fund I (*5)	Korea	December 31	50.00	50.00
Daishin-K&T New Technology Investment Fund	Korea	December 31	31.25	31.25
Midas Asset Global CRE Debt Private Fund No.6	Korea	December 31	20.05	41.16
Richmond Private Investment Trust No.82 (*7)	Korea	December 31	60.00	60.00
Tiger Alternative Real Estate Professional Private5	Korea	December 31	48.71	48.71
Samchully Midstream Private Placement Special Asset Fund 5-4	Korea	December 31	42.92	42.92
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3	Korea	December 31	20.00	20.00
AUCTUS FITRIN Corporate Recovery Private Equity Fund (*6)	Korea	—	21.43	—

Investees	Country	Date of financial information	Ownership (%)
			2019	2020
NH-Amundi Global Infrastructure Trust 14	Korea	December 31	30.00	30.00
Pacific Private Real Estate Fund Investment Trust No.30 (*6)	Korea	—	37.50	—
Jarvis Memorial Private Investment Trust 1 (*7)	Korea	December 31	99.01	99.01
Mastern Private Private Invetstment Trust 68 (*7)	Korea	December 31	53.76	53.76
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37 (*7)	Korea	December 31	60.00	60.00
Milestone Private Real Estate Fund 3 (Derivative Type)	Korea	December 31	32.06	32.06
IGIS Private Real Estate Investment Trust 286	Korea	December 31	41.56	41.44
Nomura-Rifa Private Real Estate Investment Trust 31	Korea	December 31	31.31	31.31
Lime Pricing Private Equity Fund (*6)	Korea	—	25.85	—
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2	Korea	December 31	21.27	21.27
DS Solid.II Hedge Fund (*6)	Korea	—	27.41	—
Hana Semiconductor New Technology Fund	Korea	December 31	24.30	24.30
J&Magnet Startup Venture Specialized Private Equity Fund	Korea	December 31	24.39	24.39
Cape IT Fund No.3	Korea	December 31	32.89	32.89
FuturePlay-Shinhan TechInnovation Fund 1 (*5)	Korea	December 31	50.00	50.00
Stonebridge Corporate 1st Fund	Korea	December 31	44.12	44.12
Vogo Realty Partners Private Real Estate Fund V	Korea	December 31	21.64	21.64
IL GU FARM CO.,LTD (*6)	Korea	—	28.47	—
Korea Credit Bureau (*1)(*8)	Korea	September 30	9.00	9.00
Goduck Gangil1 PFV Co., Ltd (*1)(*8)	Korea	September 30	1.04	1.04
SBC PFV Co., Ltd (*1)(*10)	Korea	September 30	25.00	25.00
Sprott Global Renewable Private Equity Fund II (*6)	Korea	—	23.10	—
NH-amundi global infra private fund 16	Korea	December 31	50.00	50.00
IMM Global Private Equity Fund	Korea	December 31	31.85	33.00
HANA Alternative Estate Professional Private122 (*7)	Korea	December 31	75.19	75.19
Hanwha-Incus Plus New Technology Fund No.1	Korea	December 31	42.64	42.64
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7[Bond]	Korea	December 31	45.96	45.96
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust (*12)	Korea	December 31	57.50	72.39
PSA EMP Private Equity Fund	Korea	December 31	28.99	28.99
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24 (*7)	Korea	December 31	52.28	52.28
SHBNPP Peace of Mind TDF 2035 Security Investment Trust [Equity Balanced-FoF] (*6)	Korea	—	25.70	—
SHBNPP Peace of Mind TDF 2040 Security Investment Trust [Equity Balanced-FoF] (*6)	Korea	—	25.42	—
BRAIN DO PROFESSIONALE PRIVATE No. 27	Korea	December 31	29.13	29.13
VISION US Muni US Local Debt Opportunities Professional Private1 (*11)	Korea	—	25.00	—

Investees	Country	Date of financial information	Ownership (%)
			2019	2020
UI Venture Fund 7th (*5)	Korea	December 31	—	24.39
Sparklabs-Shinhan Opportunity Fund 1 (*5)	Korea	December 31	—	49.50
BNW Tech-Innovation Private Equity Fund (*5)	Korea	December 31	—	29.85
IGIS Real-estate Private Investment Trust No.33	Korea	December 31	—	40.86
Findvalue PreIPO 6th Professional Investment Type Private Investment Trust	Korea	December 31	—	31.58
WWG Global Real Estate Investment Trust no.4	Korea	December 31	—	29.55
Fidelis Global Private Real Estate Trust No.2 (*7)	Korea	December 31	—	78.26
IGIS PRIVATE REAL ESTATE TRUST NO.331	Korea	December 31	—	30.77
AIP EURO PRIVATE REAL ESTATE TRUST No. 12	Korea	December 31	—	28.70
Pebblestone CGV Private Real Estate Trust No.1	Korea	December 31	—	48.53
Shinhan AIM Real Estate Fund No.2	Korea	December 31	—	30.00
Shinhan AIM Real Estate Fund No.1	Korea	December 31	—	21.01
SHBNPP Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust [Infra business]	Korea	December 31	—	22.02
SHBNPP Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust [Infra business]	Korea	December 31	—	29.19
SHBNPP Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2(USD) (*7)	Korea	December 31	—	71.43
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No. 1 [Equity securities-Derivative]	Korea	December 31	—	30.00
Korea Omega-Shinhan Project Fund I (*5)	Korea	December 31	—	50.00
New Green Shinhan Mezzanine Fund (*5)	Korea	December 31	—	39.22
KORAMKO-Daum Professional Private Investment Trust No.12	Korea	December 31	—	33.33
Samsung SRA Real Estate Professional Private 45[FoFs]	Korea	December 31	—	25.00
IBK Global New Renewable Energy Special Asset Professional Private2	Korea	December 31	—	28.98
VS Cornerstone Fund	Korea	December 31	—	41.18
Aone Mezzanine Opportunity Professional Private (*7)	Korea	December 31	—	66.12
KiwoomUnicorn3New Technology Business Investment Fund	Korea	December 31	—	21.28
Multi Asset The United States Thortons Professional Private1	Korea	December 31	—	25.00
Kiwoom Milestone US Real Estate Professional Private20 (*7)	Korea	December 31	—	75.27
NH-Amundi US Infrastructure Private Fund2	Korea	December 31	—	25.91
KB Distribution Private Real Estate1 (*7)	Korea	December 31	—	62.00

Investees	Country	Date of financial information	Ownership (%)
			2019	2020
SHBNPP Jigae Namsan BTO professional Investment Type Private Special Asset Investment Trust [Infra business]	Korea	December 31	—	28.93
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No.2 [Loan-Derivative]	Korea	December 31	—	30.00
Kakao-Shinhan 1st TNYT Fund (*5)	Korea	December 31	—	48.62
IMM Special Situation 1-2 PRIVATE EQUITY FUND (*5)	Korea	December 31	—	20.02
Pacific Private Placement Real Estate Fund No.40	Korea	December 31	—	24.73
Mastern Private Real Estate Loan Fund No.2	Korea	December 31	—	33.57
LB Scotland Amazon Fulfillment Center Fund 29 (*7)	Korea	December 31	—	70.14
JR AMC Hungary Budapest Office Fund 16	Korea	December 31	—	32.57
IGIS 372 Real Estate Professional Private	Korea	December 31	—	28.39
KoFC-Neoplux R&D-Biz Creation 2013-1 Venture Capital Fund (*4)	Korea	December 31	—	19.00
Future-Creation Neoplux Venture Capital Fund (*4)	Korea	December 31	—	16.25
Gyeonggi-Neoplux Superman Fund (*4)	Korea	December 31	—	21.76
NewWave 6th Fund (*4)	Korea	December 31	—	30.00
Neoplux No.3 Private Equity Fund (*4)	Korea	December 31	—	10.00
PCC Amberstone Private Equity Fund I	Korea	December 31	—	21.67
KIAMCO POWERLOAN TRUST 4TH	Korea	December 31	—	47.37
Mastern Opportunity Seeking Real Estate Fund II	Korea	December 31	—	20.00
AION ELFIS PROFESSIONAL PRIVATE 1	Korea	December 31	—	20.00
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business	Korea	December 31	—	29.68
Neoplux Market-Frontier Secondary Fund (*4)	Korea	December 31	—	19.74
Synergy Green New Deal 1st New Technology Business Investment Fund	Korea	December 31	—	28.17
KAIM Real-estate Private Investment Trust 20	Korea	December 31	—	38.46
KIAMCO Vietnam Solar Special Asset Private Investment Trust	Korea	December 31	—	50.00
CSQUARE SNIPER PROFESSIONAL PRIVATE 10 (*7)	Korea	December 31	—	62.50
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1 (*7)	Korea	December 31	—	97.85
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2 (*7)	Korea	December 31	—	97.85
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45	Korea	December 31	—	25.00
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395 (*7)	Korea	December 31	—	58.82
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2	Korea	December 31	—	30.00

Investees	Country	Date of financial information	Ownership (%)
			2019	2020
Eum Private Equity Fund No.7	Korea	December 31	—	21.00
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund	Korea	December 31	—	25.00
Kiwoom Hero No.4 Private Equity Fund	Korea	December 31	—	21.05
Vogo Canister Professional Trust Private Fund I	Korea	December 31	—	36.68

(*1)

The latest financial statements are used for the equity method since the financial statements as of December 31, 2020 are not available. Significant trades and events occurred within the period are properly reflected.

(*2)	The Group applies the equity method accounting as the Group has a significant influence on the investees through important business transactions.
(*3)

As a part of the rehabilitation process, the Group acquired shares through the conversion of equity investments, as the Group cannot exercise voting rights during the process, the Group has classified the shares as investments at fair value through profit or loss. The Group reclassified Securities at fair value through profit or loss to investments in associates as the reorganization procedures are completed and now the Group can normally exercise its voting rights to the investees.

(*4)	As a managing partner, the Group has a significant influence over the investees.
(*5)	As a limited partner, the Group does not have an ability to participate in policy-making processes to obtain economic benefit from the investees that would allow the Group to control the entity.
(*6)	Excluded from the investments in associates due to full or partial disposal of shares, or loss of significant influence.
(*7)

Although the ownership interests are more than 50%, the Group applies the equity method accounting as the Group does not have an ability to participate in the financial and operating policy-making process.

(*8)

Although the ownership percentages are less than 20%, the Group applies the equity method accounting since it participates in policy-making processes and therefore can exercise significant influence on investees.

(*9)	For the year ended December 31, 2020, the name is changed from ‘Lime Neptune Professional Private 6’ to ‘DB Epic Convertible bond Private Trust No.2’.
(*10)	The rate of Group’s voting rights is 4.65%.
(*11)	For the year ended December 31, 2020, it is incorporated into the consolidation target as it held control due to increased equity ratio.
(*12)

It has a significant influence with a 50% or more stake. However, the full payment guarantee for the investment does not expose the variable profit. Therefore, the investment amount is classified as an investment assets in the associates.

(b)	Changes in investments in associates for the years ended December 31, 2019 and 2020 are as follows:

	2019
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income(loss)	Impairment loss	Ending balance
BNP Paribas Cardif Life Insurance	~~W~~	49,816	(373)	(517)	3,660	—	52,586
Songrim Partners. (*1)		—	—	—	—	—	—
Neoplux Technology Valuation Investment Fund		18,738	(1,661)	(693)	—	—	16,384
Partners 4th Growth Investment Fund		16,612	(1,219)	(476)	—	—	14,917
KTB Newlake Global Healthcare PEF		9,885	1,500	(105)	—	—	11,280
Daekwang Semiconductor Co., Ltd.		3,334	—	52	2	—	3,388
Shinhan-Neoplux Energy Newbiz Fund		3,974	4,200	(294)	—	—	7,880
Shinhan-Albatross tech investment Fund		8,908	—	132	(306)	—	8,734
KCLAVIS Meister Fund No.17		3,083	(1,801)	(84)	—	—	1,198
Plutus-SG Private Equity Fund		4,252	(132)	111	—	—	4,231
SG ARGES Private Equity Fund No.1		4,341	(4,796)	455	—	—	—
Eum Private Equity Fund No.3		4,889	(2,476)	1,161	—	—	3,574
KTB Confidence Private Placement		5,302	(215)	980	—	—	6,067
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		5,432	(1,266)	90	—	—	4,256
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		8,429	242	245	—	—	8,916
VOGO Debt Strategy Qualified INV Private R/E INV TR 4		4,831	4,820	279	—	—	9,930
Platform Partners brick save Private Investment trust		8,120	(8,197)	77	—	—	—
Shinhan-Midas Donga Secondary Fund		2,061	1,750	(325)	—	—	3,486
ShinHan – Soo Young Entrepreneur Investment Fund No.1		2,554	1,968	27	—	—	4,549
Synergy-Shinhan Mezzanine New Technology Investment Fund		10,149	(6,492)	255	—	—	3,912
Shinhan Praxis K-Growth Global Private Equity Fund		16,527	(8,745)	2,520	—	—	10,302
Credian Healthcare Private Equity Fund II		4,553	(2,526)	350	—	—	2,377
Kiwoom Milestone Professional Private Real Estate Trust 19		10,419	(241)	229	—	—	10,407
AIP EURO Green Private Real Estate Trust No.3		20,544	(1,248)	1,588	—	—	20,884
Brain Professional Private Trust No.4		5,244	(5,175)	(69)	—	—	—

	2019
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income(loss)	Impairment loss	Ending balance
Hanhwa US Equity Strategy Private Real Estate Fund No.1	~~W~~	26,232	(1,866)	1,598	—	—	25,964
Brain KS Qualified Privately Placed Fund No.6		5,097	(5,041)	(56)	—	—	—
Shinhan Global Healthcare Fund 1		3,285	—	(76)	—	—	3,209
JB Power TL Investment Type Private Placement Special Asset Fund 7		17,484	(1,513)	829	—	—	16,800
IBK AONE convertible 1		5,906	—	171	—	—	6,077
Rico synergy collabo Multi-Mezzanine 3		5,290	(2,501)	428	—	—	3,217
KB NA Hickory Private Special Asset Fund		34,360	445	1,125	—	—	35,930
GB Professional Private Investment Trust 6		8,588	(8,588)	—	—	—	—
Koramco Europe Core Private Placement Real Estate Fund No.2-2		18,616	(1,458)	2,404	—	—	19,562
SHBNPP Private Korea Equity Long-Short Professional Feeder		14,370	(14,325)	(45)	—	—	—
Shinhan-Stonebridge Petro PEF		18,681	(19,589)	909	—	—	1
BNP Paribas Cardif General Insurance		3,423	—	(1,296)	(14)	—	2,113
Axis Global Growth New Technology Investment Association		4,875	(1,592)	(78)	—	—	3,205
Polaris No7 Start up and Venture Private Equity Fund		4,338	(2,300)	265	—	—	2,303
Hermes Private Investment Equity Fund		7,065	—	(689)	—	—	6,376
SHC ULMUS Fund No.1		2,890	—	259	—	—	3,149
Shinhan-Nvestor Liquidity Solution Fund		2,689	2,700	(524)	—	—	4,865
Shinhan AIM FoF Fund 1a		4,351	2,363	528	—	—	7,242
Daishin Heim Qualified Investor Private Investment Trust No.1808		10,126	(10,297)	171	—	—	—
Heungkuk High Class Professional Trust Private Fund 37		9,438	(9,505)	67	—	—	—
IGIS Global Credit Fund 150-1		8,896	781	41	—	—	9,718
GX Shinhan Intervest 1st Private Equity Fund		31,831	—	1,335	—	—	33,166
Soo Commerce Platform Growth Fund		6,378	—	(35)	—	—	6,343
Partner One Value up I Private Equity Fund		11,939	—	(48)	—	—	11,891
Genesis No.1 Private Equity Fund		45,758	404	4,988	—	—	51,150
GMB ICT New Technology Investment Fund		7,934	—	(80)	—	—	7,854

	2019
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income(loss)	Impairment loss	Ending balance
Korea Omega Project Fund III	~~W~~	1,992	—	1,024	—	—	3,016
Soo Delivery Platform Growth Fund		8,983	(171)	110	—	—	8,922
Genesis North America Power Company No.1 PEF		20,824	(4,035)	1,486	—	—	18,275
Hyungje art printing (*1)		—	—	—	—	—	—
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		6,204	14,147	361	—	—	20,712
Shinhan-Rhinos 1 Fund		—	3,000	29	—	—	3,029
Pacific Private Investment Trust No.20		—	3,819	257	—	—	4,076
Susung Mezzanine project P1 Private Investment Trust		—	4,000	1,128	—	—	5,128
Korea Finance Security (*2)		—	3,448	(213)	—	—	3,235
MIEL CO.,LTD (*3)		—	—	—	—	—	—
AIP Transportation Specialized Privately Placed Fund Trust #1		—	31,136	444	—	—	31,580
Lime Neptune Professional Private 6		—	5,000	63	—	—	5,063
PCC S/W 2nd Fund		—	3,000	1	—	—	3,001
E&Healthcare Investment Fund No.6		—	7,030	746	—	—	7,776
One Shinhan Global Fund 1		—	4,520	(79)	—	—	4,441
Kiwoom-Shinhan Innovation Fund I		—	7,500	(216)	—	—	7,284
Daishin-K&T New Technology Investment Fund		—	7,000	57	—	—	7,057
Midas Asset Global CRE Debt Private Fund No.6		—	23,194	537	—	—	23,731
Richmond Private Investment Trust No.82		—	14,569	551	—	—	15,120
Tiger Alternative Real Estate Professional Private5		—	19,876	(56)	—	—	19,820
Samchully Midstream Private Placement Special Asset Fund 5-4		—	29,436	1,306	—	—	30,742
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		—	52,048	1,783	—	—	53,831
AUCTUS FITRIN Corporate Recovery Private Equity Fund		—	14,250	108	—	—	14,358
NH-Amundi Global Infrastructure Trust 14		—	17,769	728	—	—	18,497
Pacific Private Real Estate Fund Investment Trust No.30		—	14,236	580	—	—	14,816
Jarvis Memorial Private Investment Trust 1		—	9,888	278	—	—	10,166

	2019
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income(loss)	Impairment loss	Ending balance
Mastern Private Private Investment Trust 68	~~W~~	—	9,764	235	—	—	9,999
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		—	4,434	(37)	—	—	4,397
Milestone Private Real Estate Fund 3 (Derivative Type)		—	17,016	170	—	—	17,186
IGIS Private Real Estate Investment Trust 286 (2 class)		—	10,100	(332)	—	—	9,768
Nomura-Rifa Private Real Estate Investment Trust 31 (2 class)		—	9,018	(104)	—	—	8,914
Lime Pricing Private Equity Fund		—	8,400	(100)	—	—	8,300
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		—	39,376	2,615	—	—	41,991
DS Solid.II Hedge Fund		—	4,300	(177)	—	—	4,123
Hana Semiconductor New Technology Fund		—	13,000	(144)	—	—	12,856
J&Magnet Startup Venture Specialized Private Equity Fund		—	6,000	(21)	—	—	5,979
Cape IT Fund No.3		—	10,000	(33)	—	—	9,967
Vogo Realty Partners Private Real Estate Fund V		—	10,611	(235)	—	—	10,376
IL GU FARM CO.,LTD		—	—	—	—	—	—
Korea Credit Bureau (*2)		—	4,500	2,312	—	—	6,812
SBC PFV Co., Ltd		—	20,000	—	—	—	20,000
Sprott Global Renewable Private Equity Fund II		—	20,131	(1,115)	—	—	19,016
NH-amundi global infra private fund 16		—	49,530	(1,372)	—	—	48,158
IMM Global Private Equity Fund		—	28,945	(20)	—	—	28,925
HANA Alternative Estate Professional Private122		—	28,487	(2,282)	—	—	26,205
Hanwha-Incus Plus New Technology Fund No.1		—	5,500	(1)	—	—	5,499
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7[Bond]		—	51,293	—	—	—	51,293
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust		—	146,045	4,272	—	—	150,317
PSA EMP Private Equity Fund		—	10,000	(73)	—	—	9,927

	2019
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income(loss)	Impairment loss	Ending balance
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24	~~W~~	—	28,314	1,149	—	—	29,463
SHBNPP Peace of Mind TDF 2035 Security Investment Trust [Equity Balanced-FoF]		—	5,727	—	—	—	5,727
SHBNPP Peace of Mind TDF 2040 Security Investment Trust [Equity Balanced-FoF]		—	5,729	—	—	—	5,729
BRAIN DO PROFESSIONALE PRIVATE No. 27		—	3,000	65	—	—	3,065
VISION US Muni US Local Debt Opportunities Professional Private1(S)		—	9,500	369	—	—	9,869
Others		81,490	(14,513)	18,954	—	—	85,931

	~~W~~671,330		724,902	53,287	3,342	—	1,452,861

(*1)	The Group has stopped recognizing its equity method income or loss due to the carrying amount of ‘0’ resulting from the investees’ cumulative loss.
(*2)	Classified as investments in associates without cash transactions.
(*3)	No gains or losses from the equity method investees have been recognized after the acquisition of a debt-equity swap in 2019.

	2020
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income(loss)	Impairment loss	Ending balance
BNP Paribas Cardif Life Insurance	~~W~~	52,586	—	(928)	(1,058)	—	50,600
Songrim Partners (*1)		—	—	—	—	—	—
Neoplux Technology Valuation Investment Fund (*3)		16,384	(16,171)	(213)	—	—	—
Partners 4th Growth Investment Fund		14,917	(4,474)	1,515	—	—	11,958
KTB Newlake Global Healthcare PEF		11,280	(1,950)	74	—	—	9,404
Daekwang Semiconductor Co., Ltd.		3,388	—	243	—	—	3,631
Shinhan-Neoplux Energy Newbiz Fund (*4)		7,880	5,887	703	—	—	14,470
Shinhan-Albatross tech investment Fund		8,734	4,650	(62)	—	—	13,322
Plutus-SG Private Equity Fund		4,231	(5,230)	999	—	—	—
Eum Private Equity Fund No.3		3,574	(5,621)	2,050	—	—	3
KTB Confidence Private Placement		6,067	(6,063)	(4)	—	—	—

	2020
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income(loss)	Impairment loss	Ending balance
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund	~~W~~	4,256	(772)	(3,484)	—	—	—
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		8,916	(48)	(8,868)	—	—	—
VOGO Debt Strategy Qualified INV Private		9,930	(1,700)	472	—	—	8,702
Shinhan-Midas Donga Secondary Fund		3,486	1,150	116	—	—	4,752
ShinHan – Soo Young Entrepreneur Investment Fund No.1		4,549	1,495	3,924	—	—	9,968
Synergy-Shinhan Mezzanine New Technology Investment Fund		3,912	(4,406)	494	—	—	—
Shinhan Praxis K-Growth Global Private Equity Fund		10,302	78	(435)	—	—	9,945
Credian Healthcare Private Equity Fund II		2,377	(4,937)	8,395	—	—	5,835
Kiwoom Milestone Professional Private Real Estate Trust 19		10,407	(265)	(224)	—	—	9,918
AIP EURO Green Private Real Estate Trust No.3		20,884	(1,189)	1,326	—	—	21,021
Hanhwa US Equity Strategy Private Real Estate Fund No.1		25,964	(26,907)	3,220	—	—	2,277
Shinhan Global Healthcare Fund 1		3,209	—	128	—	(3,337)	—
JB Power TL Investment Type Private Placement Special Asset Fund 7		16,800	(1,359)	745	—	—	16,186
IBK AONE convertible 1		6,077	(6,048)	(29)	—	—	—
Rico synergy collabo Multi-Mezzanine 3		3,217	(3,221)	4	—	—	—
KB NA Hickory Private Special Asset Fund		35,930	(2,609)	1,617	—	—	34,938
Koramco Europe Core Private Placement Real Estate Fund No.2-2		19,562	(1,330)	386	—	—	18,618
BNP Paribas Cardif General Insurance		2,113	3,066	(1,244)	(40)	—	3,895
Axis Global Growth New Technology Investment Association		3,205	(2,920)	(285)	—	—	—
Hermes Private Investment Equity Fund		6,376	—	(277)	—	—	6,099
SHC ULMUS Fund No.1		3,149	(3,289)	140	—	—	—
Shinhan-Nvestor Liquidity Solution Fund		4,865	(1,004)	632	—	—	4,493
Shinhan AIM FoF Fund 1a		7,242	1,324	194	—	—	8,760

	2020
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income(loss)	Impairment loss	Ending balance
IGIS Global Credit Fund 150-1	~~W~~	9,718	(4,002)	1,566	—	—	7,282
GX Shinhan Intervest 1st Private Equity Fund		33,166	(54,515)	21,349	—	—	—
Soo Commerce Platform Growth Fund		6,343	(8,474)	3,278	—	—	1,147
Partner One Value up I Private Equity Fund		11,891	(20)	(92)	—	—	11,779
Genesis No.1 Private Equity Fund		51,150	388	28,575	—	—	80,113
GMB ICT New Technology Investment Fund		7,854	(7,853)	(1)	—	—	—
Korea Omega Project Fund III		3,016	—	547	—	—	3,563
Soo Delivery Platform Growth Fund		8,922	(7,929)	3,075	—	—	4,068
Genesis North America Power Company No.1 PEF		18,275	(3,869)	2,577	—	—	16,983
Hyungje art printing (*1)		—	—	—	—	—	—
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		20,712	(10,794)	664	—	—	10,582
Shinhan-Rhinos 1 Fund		3,029	(1,004)	574	—	—	2,599
Pacific Private Investment Trust No.20		4,076	(1,289)	212	—	—	2,999
Susung Mezzanine project P1 Private Investment Trust		5,128	(3,613)	(170)	—	—	1,345
Korea Finance Security		3,235	—	(180)	—	—	3,055
Multimedia Tech Co.Ltd (*1)		19	—	(19)	—	—	—
MIEL CO.,LTD (*1)		—	—	—	—	—	—
AIP Transportation Specialized Privately Placed Fund Trust #1		31,580	1,366	47	—	—	32,993
DB Epic Convertiblebond Private Trust No.2		5,063	202	520	—	—	5,785
PCC S/W 2nd Fund		3,001	(3,328)	327	—	—	—
E&Healthcare Investment Fund No.6		7,776	—	7,387	—	—	15,163
One Shinhan Global Fund1		4,441	—	(412)	—	—	4,029
Kiwoom-Shinhan Innovation Fund I		7,284	7,500	1,185	—	—	15,969
Daishin-K&T New Technology Investment Fund		7,057	—	(57)	—	—	7,000
Midas Asset Global CRE Debt Private Fund No.6		23,731	21,537	2,121	—	—	47,389
Richmond Private Investment Trust No.82		15,120	(855)	784	—	—	15,049
Tiger Alternative Real Estate Professional Private5		19,820	(1,376)	55	—	—	18,499
Samchully Midstream Private Placement Special Asset Fund 5-4		30,742	(968)	(956)	—	—	28,818

	2020
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income(loss)	Impairment loss	Ending balance
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3	~~W~~	53,831	9,253	2,532	—	—	65,616
AUCTUS FITRIN Corporate Recovery Private Equity Fund		14,358	(14,484)	126	—	—	—
NH-Amundi Global Infrastructure Trust 14		18,497	(460)	782	—	—	18,819
Pacific Private Real Estate Fund Investment Trust No.30 (*3)		14,816	(15,374)	558	—	—	—
Jarvis Memorial Private Investment Trust 1		10,166	(763)	640	—	—	10,043
Mastern Private Private Invetstment Trust 68		9,999	(460)	471	—	—	10,010
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		4,397	30,510	734	—	—	35,641
Milestone Private Real Estate Fund 3 (Derivative Type)		17,186	(838)	2,180	—	—	18,528
IGIS Private Real Estate Investment Trust 286		9,768	(1,361)	437	—	—	8,844
Nomura-Rifa Private Real Estate Investment Trust 31		8,914	(932)	425	—	—	8,407
Lime Pricing Private Equity Fund		8,300	(8,217)	(83)	—	—	—
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		41,991	(29,980)	1,312	—	—	13,323
DS Solid.II Hedge Fund		4,123	(6,397)	2,274	—	—	—
Hana Semiconductor New Technology Fund		12,856	(2,557)	13,832	—	—	24,131
J&Magnet Startup Venture Specialized Private Equity Fund		5,979	(2,151)	2,107	—	—	5,935
Cape IT Fund No.3		9,967	(580)	1,262	—	—	10,649
FuturePlay-Shinhan TechInnovation Fund 1		868	3,661	(234)	—	—	4,295
Stonebridge Corporate 1st Fund		2,981	—	258	—	—	3,239
Vogo Realty Partners Private Real Estate Fund V		10,376	(566)	1,017	—	—	10,827
IL GU FARM CO.,LTD (*1)		—	—	—	—	—	—
Korea Credit Bureau		6,812	(90)	254	—	—	6,976
Goduck Gangil1 PFV Co., Ltd (*1)		48	—	(48)	—	—	—
SBC PFV Co., Ltd		20,000	—	(1,792)	—	—	18,208
Sprott Global Renewable Private Equity Fund II		19,016	(18,909)	(107)	—	—	—

	2020
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income(loss)	Impairment loss	Ending balance
NH-amundi global infra private fund 16	~~W~~	48,158	(1,236)	(3,083)	—	—	43,839
IMM Global Private Equity Fund		28,925	90,776	1,154	—	—	120,855
HANA Alternative Estate Professional Private122		26,205	(644)	4,070	—	—	29,631
Hanwha-Incus Plus New Technology Fund No.1		5,499	—	5,527	—	—	11,026
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7[Bond]		51,293	(1,613)	1,530	—	—	51,210
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust		150,317	127,753	8,461	—	—	286,531
PSA EMP Private Equity Fund		9,927	(278)	165	—	—	9,814
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		29,463	(239)	177	—	—	29,401
SHBNPP Peace of Mind TDF 2035 Security Investment Trust [Equity Balanced-FoF]		5,727	(5,727)	—	—	—	—
SHBNPP Peace of Mind TDF 2040 Security Investment Trust [Equity Balanced-FoF]		5,729	(5,729)	—	—	—	—
BRAIN DO PROFESSIONALE PRIVATE No. 27		3,065	—	376	—	—	3,441
VISION US Muni US Local Debt Opportunities Professional Private1 (*3)		9,869	(10,032)	163	—	—	—
UI Venture Fund 7th		—	3,000	279	—	—	3,279
Sparklabs-Shinhan Opportunity Fund 1		—	4,999	(167)	—	—	4,832
BNW Tech-Innovation Private Equity Fund		—	6,000	(58)	—	—	5,942
IGIS Real-estate Private Investment Trust No.33		—	13,945	154	—	—	14,099
Findvalue PreIPO 6th Professional Investment Type Private Investment Trust.		—	3,000	2	—	—	3,002
WWG Global Real Estate Investment Trust no.4		—	16,874	878	—	—	17,752
Fidelis Global Private Real Estate Trust No.2		—	18,582	903	—	—	19,485

	2020
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income(loss)	Impairment loss	Ending balance
IGIS PRIVATE REAL ESTATE TRUST NO.331	~~W~~	—	3,932	(167)	—	—	3,765
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		—	45,082	3,262	—	—	48,344
Pebblestone CGV Private Real Estate Trust No.1		—	12,793	553	—	—	13,346
Shinhan AIM Real Estate Fund No.2 (*2)		—	36,186	(7,652)	—	(6,070)	22,464
Shinhan AIM Real Estate Fund No.1 (*2)		—	45,415	1,530	—	—	46,945
SHBNPP Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust [Infra business] (*2)		—	32,258	686	—	—	32,944
SHBNPP Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust [Infra business] (*2)		—	22,003	(1,101)	—	—	20,902
SHBNPP Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2(USD)		—	7,273	(581)	—	—	6,692
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No. 1 [Equity securities-Derivative] (*2)		—	4,859	(14)	—	—	4,845
Korea Omega-Shinhan Project Fund I		—	6,000	(69)	—	—	5,931
New Green Shinhan Mezzanine Fund		—	4,000	916	—	—	4,916
KORAMKO-Daum Professional Private Investment Trust No.12		—	6,930	598	—	—	7,528
Samsung SRA Real Estate Professional Private 45[FoFs]		—	10,701	(35)	—	—	10,666
IBK Global New Renewable Energy Special Asset Professional Private2		—	29,177	3,172	—	—	32,349
VS Cornerstone Fund		—	3,500	(36)	—	—	3,464
Aone Mezzanine Opportunity Professional Private		—	8,000	1,580	—	—	9,580
KiwoomUnicorn3New Technology Business Investment Fund		—	3,000	1,283	—	—	4,283
Multi Asset The United States Thortons Professional Private1 (*2)		—	44,202	(2,762)	—	—	41,440

	2020
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income(loss)	Impairment loss	Ending balance
Kiwoom Milestone US Real Estate Professional Private20	~~W~~	—	49,791	1,721	—	—	51,512
NH-Amundi US Infrastructure Private Fund2 (*2)		—	24,647	783	—	—	25,430
KB Distribution Private Real Estate1 (*2)		—	29,984	714	—	—	30,698
SHBNPP Jigae Namsan BTO professional Investment Type Private Special Asset Investment Trust [Infra business] (*2)		—	19,968	744	—	—	20,712
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No.2 [Loan-Derivative] (*2)		—	28,251	898	—	—	29,149
Kakao-Shinhan 1st TNYT Fund		—	6,000	(319)	—	—	5,681
IMM Special Situation 1-2 PRIVATE EQUITY FUND		—	10,000	870	—	—	10,870
Pacific Private Placement Real Estate Fund No.40		—	11,273	374	—	—	11,647
Mastern Private Real Estate Loan Fund No.2		—	5,740	(48)	—	—	5,692
LB Scotland Amazon Fulfillment Center Fund 29		—	30,753	429	—	—	31,182
JR AMC Hungary Budapest Office Fund 16		—	11,380	824	—	—	12,204
IGIS 372 Real Estate Professional Private		—	58,200	(1,365)	—	—	56,835
KoFC-Neoplux R&D-Biz Creation 2013-1 Venture Capital Fund (*4)		—	4,058	(228)	—	—	3,830
Future-Creation Neoplux Venture Capital Fund (*4)		—	4,204	(408)	—	—	3,796
Gyeonggi-Neoplux Superman Fund (*4)		—	7,665	(1,266)	—	—	6,399
NewWave 6th Fund (*4)		—	6,242	(92)	—	—	6,150
Neoplux No.3 Private Equity Fund (*4)		—	10,825	(530)	—	—	10,295
PCC Amberstone Private Equity Fund I (*2)		—	22,066	414	—	—	22,480
KIAMCO POWERLOAN TRUST 4TH		—	43,390	565	—	—	43,955
Mastern Opportunity Seeking Real Estate Fund II		—	19,508	291	—	—	19,799
AION ELFIS PROFESSIONAL PRIVATE 1		—	5,000	528	—	—	5,528

	2020
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income(loss)	Impairment loss	Ending balance
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business	~~W~~	—	4,500	(47)	—	—	4,453
Neoplux Market-Frontier Secondary Fund (*4)		—	10,974	571	—	—	11,545
Synergy Green New Deal 1st New Technology Business Investment Fund		—	10,000	8	—	—	10,008
KAIM Real-estate Private Investment Trust 20		—	5,000	98	—	—	5,098
KIAMCO Vietnam Solar Special Asset Private Investment Trust		—	8,150	(202)	—	—	7,948
CSQUARE SNIPER PROFESSIONAL PRIVATE 10		—	3,125	—	—	—	3,125
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1		—	44,780	(9)	(177)	—	44,594
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2		—	44,780	(9)	(177)	—	44,594
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45		—	16,000	(145)	—	—	15,855
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395		—	30,000	(356)	—	—	29,644
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		—	21,142	—	—	—	21,142
Eum Private Equity Fund No.7		—	7,872	—	—	—	7,872
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund		—	5,034	—	—	—	5,034
Kiwoom Hero No.4 Private Equity Fund		—	4,707	—	—	—	4,707
Vogo Canister Professional Trust Private Fund I (*2)		—	43,975	—	—	—	43,975
Others		85,517	25,966	19,814	(5)	—	131,292

	~~W~~	1,452,861	1,056,238	159,533	(1,457)	(9,407)	2,657,768

(*1)	The Group has stopped recognizing its equity method income or loss due to the carrying amount of ‘0’ resulting from the investees’ cumulative loss.
(*2)	Classified as investments in associates without cash transactions.
(*3)	For the year ended December 31, 2020, it is incorporated into the consolidation target as it held control due to increased equity ratio.
(*4)	For the year ended December 31, 2020, it is incorporated into the investments in associates as Neoplux Co., Ltd.is incorporated into the consolidation target.

(c)	The statement of financial information as of and for the years ended December 31, 2019 and 2020 are as follows:

	2019
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
BNP Paribas Cardif Life Insurance	~~W~~	3,896,875	3,545,682	37,067	(3,919)	24,402	20,483
Neoplux Technology Valuation Investment Fund		49,890	738	3,953	(2,078)	—	(2,078)
Partners 4th Growth Investment Fund		60,775	1,106	14	(1,904)	—	(1,904)
KTB Newlake Global Healthcare PEF		37,187	151	387	(349)	—	(349)
Daekwang Semiconductor Co., Ltd.		23,507	7,328	1,248	248	9	257
Shinhan-Neoplux Energy Newbiz Fund		33,791	18	26	(1,259)	—	(1,259)
Shinhan-Albatross tech investment Fund		17,681	182	1,263	551	(917)	(366)
KCLAVIS Meister Fund No.17		4,689	96	425	(322)	—	(322)
Plutus-SG Private Equity Fund		16,006	138	700	419	—	419
Eum Private Equity Fund No.3		17,243	27	6,305	5,604	—	5,604
KTB Confidence Private Placement		19,369	64	7,328	3,122	—	3,122
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		17,821	1	1,280	377	—	377
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		44,228	2	3,445	1,217	—	1,217
VOGO Debt Strategy Qualified INV Private R/E INV TR 4		49,683	33	4,198	1,391	—	1,391
Shinhan-Midas Donga Secondary Fund		6,973	1	88	(651)	—	(651)
ShinHan – Soo Young Entrepreneur Investment Fund No.1		18,963	9	1,656	113	—	113
Synergy-Shinhan Mezzanine New Technology Investment Fund		8,266	51	834	535	—	535
Shinhan Praxis K-Growth Global Private Equity Fund		54,786	185	27,588	13,361	—	13,361
Credian Healthcare Private Equity Fund II		7,001	24	1,542	1,031	—	1,031
Kiwoom Milestone Professional Private Real Estate Trust 19		59,559	38,744	3,100	470	—	470
AIP EURO Green Private Real Estate Trust No.3		98,221	86	18,362	7,462	—	7,462

	2019
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
Hanhwa US Equity Strategy Private Real Estate Fund No.1	~~W~~	59,652	1,750	14,838	3,742	—	3,742
Shinhan Global Healthcare Fund 1		73,388	701	5,480	(1,722)	—	(1,722)
JB Power TL Investment Type Private Placement Special Asset Fund 7		50,468	66	15,476	2,487	—	2,487
IBK AONE convertible 1		12,861	0	1,515	410	—	410
Rico synergy collabo Multi-Mezzanine 3		6,433	2	1,296	856	—	856
KB NA Hickory Private Special Asset Fund		96,289	476	16,132	2,489	—	2,489
Koramco Europe Core Private Placement Real Estate Fund No.2-2		46,742	2,304	9,328	5,462	—	5,462
Shinhan-Stonebridge Petro PEF		1,388	1,350	52,928	49,878	—	49,878
BNP Paribas Cardif General Insurance		43,064	21,936	17,613	(12,962)	(136)	(13,098)
Axis Global Growth New Technology Investment Association		10,064	—	1	(244)	—	(244)
Polaris No7 Start up and Venture Private Equity Fund		8,113	52	1,037	928	—	928
Hermes Private Investment Equity Fund		21,954	95	45	(2,366)	—	(2,366)
SHC ULMUS Fund No.1		10,706	—	1,073	881	—	881
Shinhan-Nvestor Liquidity Solution Fund		19,524	—	209	(2,101)	—	(2,101)
Shinhan AIM FoF Fund 1a		28,987	20	5,556	2,111	—	2,111
IGIS Global Credit Fund 150-1		38,912	38	2,674	166	—	166
GX Shinhan Intervest 1st Private Equity Fund		131,237	—	6,689	5,283	—	5,283
Soo Commerce Platform Growth Fund		25,765	3	36	(140)	—	(140)
Partner One Value up I Private Equity Fund		42,602	—	457	(173)	—	(173)
Genesis No.1 Private Equity Fund		224,322	7	23,180	21,872	—	21,872
GMB ICT New Technology Investment Fund		29,359	—	2	(298)	—	(298)
Korea Omega Project Fund III		12,818	—	4,432	4,351	—	4,351
Soo Delivery Platform Growth Fund		29,743	3	675	367	—	367
Genesis North America Power Company No.1 PEF		46,041	281	4,323	3,756	—	3,756
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		89,450	687	4,262	1,546	—	1,546
Shinhan-Rhinos 1 Fund		13,474	—	143	129	—	129
Pacific Private Investment Trust No.20		18,764	15	1,247	1,187	—	1,187
Susung Mezzanine project P1 Private Investment Trust		10,023	351	22	(91)	—	(91)

	2019
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
Korea Finance Security	~~W~~	32,079	10,386	64,964	(1,297)	—	(1,297)
AIP Transportation Specialized Privately Placed Fund Trust #1		94,437	6,042	12,473	1,242	—	1,242
Lime Neptune Professional Private 6		10,166	41	460	125	—	125
PCC S/W 2nd Fund		10,154	—	151	4	—	4
E&Healthcare Investment Fund No.6		38,181	2	4,405	3,664	—	3,664
One Shinhan Global Fund 1		22,244	—	92	(406)	—	(406)
Kiwoom-Shinhan Innovation Fund I		14,719	151	13	(432)	—	(432)
Daishin-K&T New Technology Investment Fund		55,686	33,103	1,292	183	—	183
Midas Asset Global CRE Debt Private Fund No.6		118,438	70	3,907	2,677	—	2,677
Richmond Private Investment Trust No.82		50,079	24,879	1,155	919	—	919
Tiger Alternative Real Estate Professional Private5		40,792	103	1,628	(116)	—	(116)
Samchully Midstream Private Placement Special Asset Fund 5-4		71,680	55	14,423	3,015	—	3,015
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		269,203	48	8,854	8,289	—	8,289
AUCTUS FITRIN Corporate Recovery Private Equity Fund		67,222	218	1,187	449	—	449
NH-Amundi Global Infrastructure Trust 14		61,696	39	7,404	2,427	—	2,427
Pacific Private Real Estate Fund Investment Trust No.30		39,779	270	1,817	1,547	—	1,547
Jarvis Memorial Private Investment Trust 1		10,279	12	293	281	—	281
Mastern Private Private Investment Trust 68		18,600	2	533	437	—	437
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		7,336	7	214	(61)	—	(61)
Milestone Private Real Estate Fund 3 (Derivative Type)		53,610	3	603	532	—	532
IGIS Private Real Estate Investment Trust 286 (2 class)		75,372	51,870	2,838	(798)	—	(798)
Nomura-Rifa Private Real Estate Investment Trust 31 (2 class)		99,976	71,507	2,383	(331)	—	(331)
Lime Pricing Private Equity Fund		32,231	118	10	(388)	—	(388)

	2019
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2	~~W~~	197,536	119	12,963	12,296	—	12,296
DS Solid.II Hedge Fund		15,042	—	4	(605)	—	(605)
Hana Semiconductor New Technology Fund		52,905	—	73	(595)	—	(595)
J&Magnet Startup Venture Specialized Private Equity Fund		24,513	—	—	(87)	—	(87)
Cape IT Fund No.3		30,333	35	—	(101)	—	(101)
Vogo Realty Partners Private Real Estate Fund V		47,992	34	281	(1,084)	—	(1,084)
Korea Credit Bureau		95,764	20,075	66,314	10,604	—	10,604
SBC PFV Co., Ltd		120,000	40,000	—	—	—	—
Sprott Global Renewable Private Equity Fund II		82,721	3	1,416	(4,833)	—	(4,833)
NH-amundi global infra private fund 16		100,513	4,197	4,128	(2,744)	—	(2,744)
IMM Global Private Equity Fund		90,870	63	—	(63)	—	(63)
HANA Alternative Estate Professional Private122		34,897	45	1,561	(3,035)	—	(3,035)
Hanwha-Incus Plus New Technology Fund No.1		12,900	1	—	(1)	—	(1)
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7[Bond]		127,339	15,732	—	—	—	—
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust		402,633	141,200	10,036	7,256	—	7,256
PSA EMP Private Equity Fund		34,535	285	1	(250)	—	(250)
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		57,088	728	2,735	2,198	—	2,198
SHBNPP Peace of Mind TDF 2035 Security Investment Trust [Equity Balanced-FoF]		22,926	641	—	—	—	—
SHBNPP Peace of Mind TDF 2040 Security Investment Trust [Equity Balanced-FoF]		23,865	1,329	—	—	—	—
BRAIN DO PROFESSIONALE PRIVATE No. 27		10,305	10	58	(5)	—	(5)
VISION US Muni US Local Debt Opportunities Professional Private1(S)		39,175	80	1,440	1,088	—	1,088

(*)	Excluded the associates’ financial information that are not subject to recognizing equity method income or loss or financial information is not available.

	2020
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
BNP Paribas Cardif Life Insurance	~~W~~	3,526,148	3,188,562	38,669	(6,555)	(7,052)	(13,607)
Songrim Partners		1,003	1,065	548	—	—	—
Partners 4th Growth Investment Fund		48,678	846	7,231	6,059	—	6,059
KTB Newlake Global Healthcare PEF		31,005	225	598	244	—	244
Daekwang Semiconductor Co., Ltd.		23,682	6,339	3,836	1,163	—	1,163
Shinhan-Neoplux Energy Newbiz Fund		44,615	25	4,221	1,749	—	1,749
Shinhan-Albatross tech investment Fund		27,685	385	982	594	—	594
Eum Private Equity Fund No.3		20	4	13,445	9,875	—	9,875
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		1	1	89	89	—	89
Meritz AI-SingA330-B Investment Type Private Private Placement Special Asset Fund		2	2	363	361	—	361
VOGO Debt Strategy Qualified INV Private		43,540	28	6,361	2,359	—	2,359
Shinhan-Midas Donga Secondary Fund		9,504	—	365	233	—	233
ShinHan – Soo Young Entrepreneur Investment Fund No.1		41,532	—	16,561	16,349	—	16,349
Shinhan Praxis K-Growth Global Private Equity Fund		52,890	183	201	(2,306)	—	(2,306)
Credian Healthcare Private Equity Fund II		17,141	15	25,926	24,638	—	24,638
Kiwoom Milestone Professional Private Real Estate Trust 19		58,393	38,558	2,772	(449)	—	(449)
AIP EURO Green Private Real Estate Trust No.3		98,866	86	6,893	6,231	—	6,231
Hanhwa US Equity Strategy Private Real Estate Fund No.1		5,798	721	32,667	7,180	—	7,180
Shinhan Global Healthcare Fund 1		55	2,104	1,034	(74,736)	—	(74,736)
JB Power TL Investment Type Private Placement Special Asset Fund 7		48,605	45	23,547	2,251	—	2,251
KB NA Hickory Private Special Asset Fund		93,236	69	13,464	4,312	—	4,312
Koramco Europe Core Private Placement Real Estate Fund No.2-2		46,239	3,948	4,920	877	—	877
BNP Paribas Cardif General Insurance		85,278	33,063	23,632	(7,972)	(161)	(8,133)
Hermes Private Investment Equity Fund		20,919	8	11	(948)	—	(948)
Shinhan-Nvestor Liquidity Solution Fund		18,032	—	2,704	2,537	—	2,537
Shinhan AIM FoF Fund 1a		35,060	20	4,378	777	—	777
IGIS Global Credit Fund 150-1		29,153	24	10,076	6,263	—	6,263
Soo Commerce Platform Growth Fund		4,661	3	13,172	13,314	—	13,314

	2020
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
Partner One Value up I Private Equity Fund	~~W~~	42,205	—	457	(329)	—	(329)
Genesis No.1 Private Equity Fund		382,353	31,024	158,070	125,312	—	125,312
Korea Omega Project Fund III		15,141	—	2,383	2,323	—	2,323
Soo Delivery Platform Growth Fund		13,563	3	11,300	10,249	—	10,249
Genesis North America Power Company No.1 PEF		48,221	5,727	6,976	6,449	—	6,449
Hyungje art printing		866	1,130	253	—	—	—
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		46,514	1,164	11,240	2,846	—	2,846
Shinhan-Rhinos 1 Fund		11,561	1	2,784	2,554	—	2,554
Pacific Private Investment Trust No.20		13,805	11	974	974	—	974
Susung Mezzanine project P1 Private Investment Trust		3,220	—	3,412	(373)	—	(373)
Korea Finance Security		37,522	17,032	118,906	(1,174)	—	(1,174)
Multimedia Tech Co.Ltd		593	662	555	(158)	—	(158)
MIEL CO.,LTD		474	559	585	(169)	—	(169)
AIP Transportation Specialized Privately Placed Fund Trust #1		92,454	101	17,221	132	—	132
DB Epic Convertiblebond Private Trust No.2		11,382	34	1,169	1,021	—	1,021
E&Healthcare Investment Fund No.6		72,023	—	36,332	33,844	—	33,844
One Shinhan Global Fund1		22,244	—	92	(406)	—	(406)
Kiwoom-Shinhan Innovation Fund I		32,096	158	2,984	2,371	—	2,371
Daishin-K&T New Technology Investment Fund		55,501	33,101	64	(183)	—	(183)
Midas Asset Global CRE Debt Private Fund No.6		115,240	118	7,041	5,153	—	5,153
Richmond Private Investment Trust No.82		49,961	24,879	1,658	1,306	—	1,306
Tiger Alternative Real Estate Professional Private5		38,064	86	7,827	113	—	113
Samchully Midstream Private Placement Special Asset Fund 5-4		67,177	36	8,012	(2,228)	—	(2,228)
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		327,973	56	13,607	12,656	—	12,656
NH-Amundi Global Infrastructure Trust 14		62,729	1	7,216	2,606	—	2,606
Jarvis Memorial Private Investment Trust 1		10,147	4	651	647	—	647

	2020
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
Mastern Private Private Invetstment Trust 68	~~W~~	18,620	—	878	877	—	877
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		59,422	20	6,374	1,224	—	1,224
Milestone Private Real Estate Fund 3		57,792	2	7,083	6,797	—	6,797
IGIS Private Real Estate Investment Trust 286		74,406	53,065	5,298	696	—	696
Nomura-Rifa Private Real Estate Investment Trust 31		98,291	71,442	7,584	1,356	—	1,356
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		62,682	45	6,511	6,169	—	6,169
Hana Semiconductor New Technology Fund		111,661	12,346	70,303	56,926	—	56,926
J&Magnet Startup Venture Specialized Private Equity Fund		24,381	50	8,291	8,638	—	8,638
Cape IT Fund No.3		32,448	75	4,145	3,837	—	3,837
FuturePlay-Shinhan TechInnovation Fund 1		8,621	31	5	(469)	—	(469)
Stonebridge Corporate 1st Fund		7,342	1	679	584	—	584
Vogo Realty Partners Private Real Estate Fund V		50,139	99	8,137	4,701	—	4,701
Korea Credit Bureau		114,571	37,062	93,275	3,992	—	3,992
Goduck Gangil1 PFV Co., Ltd		334,349	348,276	—	(10,065)	—	(10,065)
SBC PFV Co., Ltd		119,994	7,199	—	(7,169)	—	(7,169)
NH-amundi global infra private fund 16		87,908	230	20,499	(6,215)	—	(6,215)
IMM Global Private Equity Fund		367,570	1,368	17,222	2,995	—	2,995
HANA Alternative Estate Professional Private122		39,449	38	6,836	5,487	—	5,487
Hanwha-Incus Plus New Technology Fund No.1		25,860	—	13,169	12,961	—	12,961
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7[Bond]		198,644	87,218	4,479	3,329	—	3,329
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust		395,815	—	14,737	11,688	—	11,688
PSA EMP Private Equity Fund		33,953	97	8	(393)	—	(393)
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		57,026	784	13,342	339	—	339

	2020
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
BRAIN DO PROFESSIONALE PRIVATE No. 27	~~W~~	11,827	12	1,414	1,292	—	1,292
UI Venture Fund 7th		13,466	21	2,044	1,145	—	1,145
Sparklabs-Shinhan Opportunity Fund 1		9,760	—	—	(340)	—	(340)
BNW Tech-Innovation Private Equity Fund		20,119	213	45	(194)	—	(194)
IGIS Real-estate Private Investment Trust No.33		88,319	53,812	1,570	378	—	378
Findvalue PreIPO 6th Professional Investment Type Private Investment Trust		9,505	—	5	5	—	5
WWG Global Real Estate Investment Trust no.4		60,083	12	8,431	2,971	—	2,971
Fidelis Global Private Real Estate Trust No.2		24,901	2	1,902	1,214	—	1,214
IGIS PRIVATE REAL ESTATE TRUST NO.331		57,655	45,417	20	(388)	—	(388)
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		173,538	783	40,882	13,425	—	13,425
Pebblestone CGV Private Real Estate Trust No.1		63,907	36,405	7,451	1,141	—	1,141
Shinhan AIM Real Estate Fund No.2		75,018	138	7,611	(45,741)	—	(45,741)
Shinhan AIM Real Estate Fund No.1		223,471	28	22,855	7,284	—	7,284
SHBNPP Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust [Infra business]		149,686	75	3,342	3,117	—	3,117
SHBNPP Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust [Infra business]		71,774	169	4,948	(3,773)	—	(3,773)
SHBNPP Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2		9,380	12	576	(814)	—	(814)
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No. 1 [Equity securities-Derivative]		61,389	45,239	47,240	(46)	—	(46)
Korea Omega-Shinhan Project Fund I		11,861	—	—	(139)	—	(139)
New Green Shinhan Mezzanine Fund		12,538	1	2,387	2,337	—	2,337
KORAMKO-Daum Professional Private Investment Trust No.12		22,740	157	1,949	1,792	—	1,792

	2020
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
Samsung SRA Real Estate Professional Private 45[FoFs]	~~W~~	42,895	230	4,155	(355)	—	(355)
IBK Global New Renewable Energy Special Asset Professional Private2		116,284	4,679	19,514	10,943	—	10,943
VS Cornerstone Fund		8,413	—	2	(87)	—	(87)
Aone Mezzanine Opportunity Professional Private		14,530	40	2,507	2,390	—	2,390
KiwoomUnicorn3New Technology Business Investment Fund		20,132	—	6,112	6,031	—	6,031
Multi Asset The United States Thortons Professional Private1		165,775	15	2,111	671	—	671
Kiwoom Milestone US Real Estate Professional Private20		68,591	157	3,508	2,286	—	2,286
NH-Amundi US Infrastructure Private Fund2		99,409	1,248	16,758	3,025	—	3,025
KB Distribution Private Real Estate1		50,013	500	1,174	1,151	—	1,151
SHBNPP Jigae Namsan BTO professional Investment Type Private Special Asset Investment Trust [Infra business]		71,647	54	2,677	2,571	—	2,571
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No.2 [Loan-Derivative]		97,412	248	5,176	2,993	—	2,993
Kakao-Shinhan 1st TNYT Fund		12,014	331	2	(657)	—	(657)
IMM Special Situation 1-2 PRIVATE EQUITY FUND		54,328	33	4,378	4,344	—	4,344
Pacific Private Placement Real Estate Fund No.40		145,123	98,029	2,554	1,511	—	1,511
Mastern Private Real Estate Loan Fund No.2		17,156	201	98	(143)	—	(143)
LB Scotland Amazon Fulfillment Center Fund 29		44,483	28	1,975	612	—	612
JR AMC Hungary Budapest Office Fund 16		38,581	1,112	2,531	2,531	—	2,531
IGIS 372 Real Estate Professional Private		628,769	428,577	10,221	(4,808)	—	(4,808)
KoFC-Neoplux R&D-Biz Creation 2013-1 Venture Capital Fund		18,460	2,824	1,673	240	—	240
Future-Creation Neoplux Venture Capital Fund		27,271	4,137	7,270	4,300	—	4,300
Gyeonggi-Neoplux Superman Fund		31,898	186	533	(212)	—	(212)
NewWave 6th Fund		20,501	—	2,757	1,528	—	1,528

	2020
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
Neoplux No.3 Private Equity Fund	~~W~~	103,712	756	9,114	(7,108)	—	(7,108)
PCC Amberstone Private Equity Fund I		104,930	1,194	12,280	5,501	—	5,501
KIAMCO POWERLOAN TRUST 4TH		92,817	23	815	1,193	—	1,193
Mastern Opportunity Seeking Real Estate Fund II		99,087	93	1,391	1,453	—	1,453
AION ELFIS PROFESSIONAL PRIVATE 1		27,672	30	2,710	2,642	—	2,642
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business		15,074	73	—	(160)	—	(160)
Neoplux Market-Frontier Secondary Fund		56,363	1,636	1,359	(339)	—	(339)
Synergy Green New Deal 1st New Technology Business Investment Fund		35,539	12	39	27	—	27
KAIM Real-estate Private Investment Trust 20		13,254	—	254	254	—	254
KIAMCO Vietnam Solar Special Asset Private Investment Trust		15,902	6	—	(404)	—	(404)
CSQUARE SNIPER PROFESSIONAL PRIVATE 10		5,010	10	10	—	—	—
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1		45,582	9	—	(9)	—	(9)
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2		45,582	9	—	(9)	—	(9)
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45		141,811	93,336	1	1,290	—	1,290
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395		116,853	66,459	—	(605)	—	(605)
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		70,487	14	194	180	—	180
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund		20,174	40	4,210	4,134	—	4,134
Kiwoom Hero No.4 Private Equity Fund		22,359	1	—	3,358	—	3,358
Vogo Canister Professional Trust Private Fund I		119,968	76	17,022	4,148	—	4,148

(*)	Excluded the financial information of associates that are not subject to equity method due to disposal or of which the financial information is not available as of end of the year.

(d)	Reconciliation of the financial information to the carrying values of its interests in the associates as of December 31, 2019 and 2020 are as follows:

	2019
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying Value
BNP Paribas Cardif Life Insurance	~~W~~	351,193	14.99	52,665	(79)	—	52,586
Songrim Partners. (*1)		(62)	35.34	(22)	—	22	—
Neoplux Technology Valuation Investment Fund		49,152	33.33	16,384	—	—	16,384
Partners 4th Growth Investment Fund		59,669	25.00	14,917	—	—	14,917
KTB Newlake Global Healthcare PEF (*2)		37,036	30.00	11,110	—	170	11,280
Daekwang Semiconductor Co., Ltd.		16,179	20.94	3,388	—	—	3,388
Shinhan-Neoplux Energy Newbiz Fund		33,773	23.33	7,880	—	—	7,880
Shinhan-Albatross tech investment Fund		17,499	50.00	8,734	—	—	8,734
KCLAVIS Meister Fund No.17		4,593	26.09	1,198	—	—	1,198
Plutus-SG Private Equity Fund		15,868	26.67	4,231	—	—	4,231
Eum Private Equity Fund No.3		17,216	20.76	3,574	—	—	3,574
KTB Confidence Private Placement		19,305	31.43	6,067	—	—	6,067
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		17,820	23.89	4,256	—	—	4,256
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		44,226	20.16	8,916	—	—	8,916
VOGO Debt Strategy Qualified INV Private R/E INV TR 4		49,650	20.00	9,930	—	—	9,930
Shinhan-Midas Donga Secondary Fund		6,972	50.00	3,486	—	—	3,486
ShinHan – Soo Young Entrepreneur Investment Fund No.1		18,954	24.00	4,549	—	—	4,549
Synergy-Shinhan Mezzanine New Technology Investment Fund		8,215	47.62	3,912	—	—	3,912
Shinhan Praxis K-Growth Global Private Equity Fund		54,601	18.87	10,302	—	—	10,302
Credian Healthcare Private Equity Fund II		6,977	34.07	2,377	—	—	2,377
Kiwoom Milestone Professional Private Real Estate Trust 19		20,816	50.00	10,407	—	—	10,407
AIP EURO Green Private Real Estate Trust No.3		98,135	21.28	20,884	—	—	20,884
Hanhwa US Equity Strategy Private Real Estate Fund No.1		57,901	44.84	25,964	—	—	25,964
Shinhan Global Healthcare Fund 1		72,687	4.41	3,209	—	—	3,209
JB Power TL Investment Type Private Placement Special Asset Fund 7		50,402	33.33	16,800	—	—	16,800
IBK AONE convertible 1		12,861	47.25	6,077	—	—	6,077

	2019
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying Value
Rico synergy collabo Multi-Mezzanine 3	~~W~~	6,431	50.03	3,217	—	—	3,217
KB NA Hickory Private Special Asset Fund		95,813	37.50	35,930	—	—	35,930
Koramco Europe Core Private Placement Real Estate Fund No.2-2		44,438	44.02	19,562	—	—	19,562
Shinhan-Stonebridge Petro PEF		38	1.82	1	—	—	1
BNP Paribas Cardif General Insurance		21,128	10.00	2,113	—	—	2,113
Axis Global Growth New Technology Investment Association		10,064	31.85	3,205	—	—	3,205
Polaris No7 Start up and Venture Private Equity Fund		8,061	28.57	2,303	—	—	2,303
Hermes Private Investment Equity Fund		21,859	29.17	6,376	—	—	6,376
SHC ULMUS Fund No.1		10,706	29.41	3,149	—	—	3,149
Shinhan-Nvestor Liquidity Solution Fund		19,524	24.92	4,865	—	—	4,865
Shinhan AIM FoF Fund 1a		28,967	25.00	7,242	—	—	7,242
IGIS Global Credit Fund 150-1		38,874	25.00	9,718	—	—	9,718
GX Shinhan Intervest 1st Private Equity Fund		131,237	25.27	33,166	—	—	33,166
Soo Commerce Platform Growth Fund		25,762	24.62	6,343	—	—	6,343
Partner One Value up I Private Equity Fund		42,602	27.91	11,891	—	—	11,891
Genesis No.1 Private Equity Fund		224,315	22.80	51,150	—	—	51,150
GMB ICT New Technology Investment Fund		29,359	26.75	7,854	—	—	7,854
Korea Omega Project Fund III		12,818	23.53	3,016	—	—	3,016
Soo Delivery Platform Growth Fund		29,740	30.00	8,922	—	—	8,922
Genesis North America Power Company No.1 PEF		45,759	39.92	18,275	—	—	18,275
Hyungje art printing (*1)		(264)	31.54	(83)	—	83	—
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		88,763	23.33	20,712	—	—	20,712
Shinhan-Rhinos 1 Fund		13,474	22.48	3,029	—	—	3,029
Pacific Private Investment Trust No.20		18,749	21.74	4,076	—	—	4,076
Susung Mezzanine project P1 Private Investment Trust		9,672	41.18	5,128	—	—	5,128
Korea Finance Security		21,693	14.91	3,235	—	—	3,235
MIEL CO.,LTD (*1)		(119)	28.77	(34)	—	34	—
AIP Transportation Specialized Privately Placed Fund Trust #1		88,395	35.73	31,580	—	—	31,580
Lime Neptune Professional Private 6		10,125	50.00	5,063	—	—	5,063

	2019
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying Value
PCC S/W 2nd Fund	~~W~~	10,154	29.56	3,001	—	—	3,001
E&Healthcare Investment Fund No.6		38,179	20.37	7,776	—	—	7,776
One Shinhan Global Fund 1		22,244	19.98	4,441	—	—	4,441
Kiwoom-Shinhan Innovation Fund I		14,568	50.00	7,284	—	—	7,284
Daishin-K&T New Technology Investment Fund		22,583	31.25	7,057	—	—	7,057
Midas Asset Global CRE Debt Private Fund No.6		118,368	20.05	23,731	—	—	23,731
Richmond Private Investment Trust No.82		25,200	60.00	15,120	—	—	15,120
Tiger Alternative Real Estate Professional Private5		40,689	48.71	19,820	—	—	19,820
Samchully Midstream Private Placement Special Asset Fund 5-4		71,625	42.92	30,742	—	—	30,742
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		269,155	20.00	53,831	—	—	53,831
AUCTUS FITRIN Corporate Recovery Private Equity Fund		67,004	21.43	14,358	—	—	14,358
NH-Amundi Global Infrastructure Trust 14		61,657	30.00	18,497	—	—	18,497
Pacific Private Real Estate Fund Investment Trust No.30		39,509	37.50	14,816	—	—	14,816
Jarvis Memorial Private Investment Trust 1		10,267	99.01	10,166	—	—	10,166
Mastern Private Private Investment Trust 68		18,598	53.76	9,999	—	—	9,999
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		7,329	60.00	4,397	—	—	4,397
Milestone Private Real Estate Fund 3 (Derivative Type)		53,608	32.06	17,186	—	—	17,186
IGIS Private Real Estate Investment Trust 286 (2 class)		23,502	41.56	9,768	—	—	9,768
Nomura-Rifa Private Real Estate Investment Trust 31 (2 class)		28,469	31.31	8,914	—	—	8,914
Lime Pricing Private Equity Fund		32,113	25.85	8,300	—	—	8,300
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		197,417	21.27	41,991	—	—	41,991
DS Solid.II Hedge Fund		15,042	27.41	4,123	—	—	4,123
Hana Semiconductor New Technology Fund		52,905	24.30	12,856	—	—	12,856

	2019
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying Value
J&Magnet Startup Venture Specialized Private Equity Fund	~~W~~	24,513	24.39	5,979	—	—	5,979
Cape IT Fund No.3		30,298	32.89	9,967	—	—	9,967
Vogo Realty Partners Private Real Estate Fund V		47,958	21.64	10,376	—	—	10,376
IL GU FARM CO.,LTD (*1)		(316)	28.47	(90)	—	90	—
Korea Credit Bureau		75,689	9.00	6,812	—	—	6,812
SBC PFV Co., Ltd		80,000	25.00	20,000	—	—	20,000
Sprott Global Renewable Private Equity Fund II		82,718	23.10	19,016	—	—	19,016
NH-amundi global infra private fund 16		96,316	50.00	48,158	—	—	48,158
IMM Global Private Equity Fund		90,807	31.85	28,925	—	—	28,925
HANA Alternative Estate Professional Private122		34,853	75.19	26,205	—	—	26,205
Hanwha-Incus Plus New Technology Fund No.1		12,899	42.64	5,499	—	—	5,499
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7[Bond]		111,607	45.96	51,293	—	—	51,293
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust		261,433	57.50	150,317	—	—	150,317
PSA EMP Private Equity Fund		34,250	28.99	9,927	—	—	9,927
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		56,360	52.28	29,463	—	—	29,463
SHBNPP Peace of Mind TDF 2035 Security Investment Trust [Equity Balanced-FoF]		22,285	25.70	5,727	—	—	5,727
SHBNPP Peace of Mind TDF 2040 Security Investment Trust [Equity Balanced-FoF]		22,536	25.42	5,729	—	—	5,729
BRAIN DO PROFESSIONALE PRIVATE No. 27		10,295	29.13	3,065	—	—	3,065
VISION US Muni US Local Debt Opportunities Professional Private1(S)		39,095	25.00	9,869	—	—	9,869
Other		337,794	—	85,931	—	—	85,931

	~~W~~	4,951,196		1,452,541	(79)	399	1,452,861

(*1)	Other adjustments represent the unrecognized equity method losses because the Group has stopped recognizing its equity method losses as the balance of the investment has been reduced to zero.
(*2)	Other represents the adjustments of fair value when acquired.

	2020
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying Value
BNP Paribas Cardif Life Insurance	~~W~~	337,586	14.99	50,632	(32)	—	50,600
Songrim Partners (*1)		(62)	35.34	(22)	—	22	—
Partners 4th Growth Investment Fund		47,832	25.00	11,958	—	—	11,958
KTB Newlake Global Healthcare PEF (*2)		30,780	30.00	9,234	—	170	9,404
Daekwang Semiconductor Co., Ltd.		17,343	20.94	3,631	—	—	3,631
Shinhan-Neoplux Energy Newbiz Fund		44,590	31.66	14,470	—	—	14,470
Shinhan-Albatross tech investment Fund		27,300	49.97	13,322	—	—	13,322
Eum Private Equity Fund No.3		16	20.76	3	—	—	3
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		—	23.89	—	—	—	—
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		—	20.16	—	—	—	—
VOGO Debt Strategy Qualified INV Private		43,512	20.00	8,702	—	—	8,702
Shinhan-Midas Donga Secondary Fund		9,504	50.00	4,752	—	—	4,752
ShinHan – Soo Young Entrepreneur Investment Fund No.1		41,532	24.00	9,968	—	—	9,968
Shinhan Praxis K-Growth Global Private Equity Fund		52,707	18.87	9,945	—	—	9,945
Credian Healthcare Private Equity Fund II		17,126	34.07	5,835	—	—	5,835
Kiwoom Milestone Professional Private Real Estate Trust 19		19,835	50.00	9,918	—	—	9,918
AIP EURO Green Private Real Estate Trust No.3		98,780	21.28	21,021	—	—	21,021
Hanhwa US Equity Strategy Private Real Estate Fund No.1		5,077	44.84	2,277	—	—	2,277
Shinhan Global Healthcare Fund 1		(2,049)	4.41	(90)	—	90	—
JB Power TL Investment Type Private Placement Special Asset Fund 7		48,560	33.33	16,186	—	—	16,186
KB NA Hickory Private Special Asset Fund		93,167	37.50	34,938	—	—	34,938
Koramco Europe Core Private Placement Real Estate Fund No.2-2		42,291	44.02	18,618	—	—	18,618
BNP Paribas Cardif General Insurance		52,215	7.46	3,895	—	—	3,895
Hermes Private Investment Equity Fund		20,911	29.17	6,099	—	—	6,099
Shinhan-Nvestor Liquidity Solution Fund		18,032	24.92	4,493	—	—	4,493
Shinhan AIM FoF Fund 1a		35,040	25.00	8,760	—	—	8,760
IGIS Global Credit Fund 150-1		29,129	25.00	7,282	—	—	7,282
Soo Commerce Platform Growth Fund		4,658	24.62	1,147	—	—	1,147
Partner One Value up I Private Equity Fund		42,205	27.91	11,779	—	—	11,779
Genesis No.1 Private Equity Fund		351,329	22.80	80,113	—	—	80,113
Korea Omega Project Fund III		15,141	23.53	3,563	—	—	3,563
Soo Delivery Platform Growth Fund		13,560	30.00	4,068	—	—	4,068

	2020
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying Value
Genesis North America Power Company No.1 PEF	~~W~~	42,494	39.96	16,983	—	—	16,983
Hyungje art printing (*1)		(264)	31.54	(83)	—	83	—
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		45,350	23.33	10,582	—	—	10,582
Shinhan-Rhinos 1 Fund		11,560	22.48	2,599	—	—	2,599
Pacific Private Investment Trust No.20		13,794	21.74	2,999	—	—	2,999
Susung Mezzanine project P1 Private Investment Trust		3,220	41.31	1,345	—	—	1,345
Korea Finance Security		20,490	14.91	3,055	—	—	3,055
Multimedia Tech Co.Ltd. (*1)		(69)	21.06	(15)	—	15	—
MIEL CO.,LTD (*1)		(85)	28.77	(25)	—	25	—
AIP Transportation Specialized Privately Placed Fund Trust #1		92,353	35.73	32,993	—	—	32,993
DB Epic Convertiblebond Private Trust No.2		11,348	50.98	5,785	—	—	5,785
E&Healthcare Investment Fund No.6		72,023	21.05	15,163	—	—	15,163
One Shinhan Global Fund1		22,244	19.96	4,029	—	—	4,029
Kiwoom-Shinhan Innovation Fund I		31,938	50.00	15,969	—	—	15,969
Daishin-K&T New Technology Investment Fund		22,400	31.25	7,000	—	—	7,000
Midas Asset Global CRE Debt Private Fund No.6		115,122	41.16	47,389	—	—	47,389
Richmond Private Investment Trust No.82		25,082	60.00	15,049	—	—	15,049
Tiger Alternative Real Estate Professional Private5		37,978	48.71	18,499	—	—	18,499
Samchully Midstream Private Placement Special Asset Fund 5-4		67,141	42.92	28,818	—	—	28,818
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		327,917	20.00	65,616	—	—	65,616
NH-Amundi Global Infrastructure Trust 14		62,728	30.00	18,819	—	—	18,819
Jarvis Memorial Private Investment Trust 1		10,143	99.01	10,043	—	—	10,043
Mastern Private Private Invetstment Trust 68		18,620	53.76	10,010	—	—	10,010
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		59,402	60.00	35,641	—	—	35,641
Milestone Private Real Estate Fund 3		57,790	32.06	18,528	—	—	18,528
IGIS Private Real Estate Investment Trust 286		21,341	41.44	8,844	—	—	8,844
Nomura-Rifa Private Real Estate Investment Trust 31		26,849	31.31	8,407	—	—	8,407
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		62,637	21.27	13,323	—	—	13,323

	2020
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying Value
Hana Semiconductor New Technology Fund	~~W~~	99,315	24.30	24,131	—	—	24,131
J&Magnet Startup Venture Specialized Private Equity Fund		24,331	24.39	5,935	—	—	5,935
Cape IT Fund No.3		32,373	32.89	10,649	—	—	10,649
FuturePlay-Shinhan TechInnovation Fund 1		8,590	50.00	4,295	—	—	4,295
Stonebridge Corporate 1st Fund		7,341	44.12	3,239	—	—	3,239
Vogo Realty Partners Private Real Estate Fund V		50,040	21.64	10,827	—	—	10,827
Korea Credit Bureau		77,509	9.00	6,976	—	—	6,976
Goduck Gangil1 PFV Co., Ltd (*1)		(13,927)	1.04	(145)	—	145	—
SBC PFV Co., Ltd		112,795	25.00	18,208	—	—	18,208
NH-amundi global infra private fund 16		87,678	50.00	43,839	—	—	43,839
IMM Global Private Equity Fund		366,202	33.00	120,855	—	—	120,855
HANA Alternative Estate Professional Private122		39,411	75.19	29,631	—	—	29,631
Hanwha-Incus Plus New Technology Fund No.1		25,860	42.64	11,026	—	—	11,026
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7[Bond]		111,426	45.96	51,210	—	—	51,210
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust		395,815	72.39	286,531	—	—	286,531
PSA EMP Private Equity Fund		33,856	28.99	9,814	—	—	9,814
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		56,242	52.28	29,401	—	—	29,401
BRAIN DO PROFESSIONALE PRIVATE No. 27		11,815	29.13	3,441	—	—	3,441
UI Venture Fund 7th		13,445	24.39	3,279	—	—	3,279
Sparklabs-Shinhan Opportunity Fund 1		9,760	49.50	4,832	—	—	4,832
BNW Tech-Innovation Private Equity Fund		19,906	29.85	5,942	—	—	5,942
IGIS Real-estate Private Investment Trust No.33		34,507	40.86	14,099	—	—	14,099
Findvalue PreIPO 6th Professional Investment Type Private Investment Trust.		9,505	31.58	3,002	—	—	3,002
WWG Global Real Estate Investment Trust no.4		60,071	29.55	17,752	—	—	17,752
Fidelis Global Private Real Estate Trust No.2		24,899	78.26	19,485	—	—	19,485
IGIS PRIVATE REAL ESTATE TRUST NO.331		12,238	30.77	3,765	—	—	3,765
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		172,755	28.70	48,344	—	—	48,344

	2020
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying Value
Pebblestone CGV Private Real Estate Trust No.1	~~W~~	27,502	48.53	13,346	—	—	13,346
Shinhan AIM Real Estate Fund No.2		74,880	30.00	22,464	—	—	22,464
Shinhan AIM Real Estate Fund No.1		223,443	21.01	46,945	—	—	46,945
SHBNPP Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust [Infra business]		149,611	22.02	32,944	—	—	32,944
SHBNPP Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust [Infra business]		71,605	29.19	20,902	—	—	20,902
SHBNPP Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2		9,368	71.43	6,692	—	—	6,692
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No. 1 [Equity securities-Derivative]		16,150	30.00	4,845	—	—	4,845
Korea Omega-Shinhan Project Fund I		11,861	50.00	5,931	—	—	5,931
New Green Shinhan Mezzanine Fund		12,537	39.22	4,916	—	—	4,916
KORAMKO-Daum Professional Private Investment Trust No.12		22,583	33.33	7,528	—	—	7,528
Samsung SRA Real Estate Professional Private 45[FoFs]		42,665	25.00	10,666	—	—	10,666
IBK Global New Renewable Energy Special Asset Professional Private2		111,605	28.98	32,349	—	—	32,349
VS Cornerstone Fund		8,413	41.18	3,464	—	—	3,464
Aone Mezzanine Opportunity Professional Private		14,490	66.12	9,580	—	—	9,580
KiwoomUnicorn3New Technology Business Investment Fund		20,132	21.28	4,283	—	—	4,283
Multi Asset The United States Thortons Professional Private1 (*2)		165,760	25.00	41,440	—	—	41,440
Kiwoom Milestone US Real Estate Professional Private20		68,434	75.27	51,512	—	—	51,512
NH-Amundi US Infrastructure Private Fund2 (*2)		98,161	25.91	25,430	—	—	25,430
KB Distribution Private Real Estate1 (*2)		49,513	62.00	30,698	—	—	30,698
SHBNPP Jigae Namsan BTO professional Investment Type Private Special Asset Investment Trust [Infra business] (*2)		71,593	28.93	20,712	—	—	20,712

	2020
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying Value
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No.2 [Loan-Derivative] (*2)	~~W~~	97,164	30.00	29,149	—	—	29,149
Kakao-Shinhan 1st TNYT Fund		11,683	48.62	5,681	—	—	5,681
IMM Special Situation 1-2 PRIVATE EQUITY FUND		54,295	20.02	10,870	—	—	10,870
Pacific Private Placement Real Estate Fund No.40		47,094	24.73	11,647	—	—	11,647
Mastern Private Real Estate Loan Fund No.2		16,955	33.57	5,692	—	—	5,692
LB Scotland Amazon Fulfillment Center Fund 29		44,455	70.14	31,182	—	—	31,182
JR AMC Hungary Budapest Office Fund 16		37,469	32.57	12,204	—	—	12,204
IGIS 372 Real Estate Professional Private		200,192	28.39	56,835	—	—	56,835
KoFC-Neoplux R&D-Biz Creation 2013-1 Venture Capital Fund		15,636	19.00	3,830	—	—	3,830
Future-Creation Neoplux Venture Capital Fund		23,134	16.25	3,796	—	—	3,796
Gyeonggi-Neoplux Superman Fund		31,712	21.76	6,399	—	—	6,399
NewWave 6th Fund		20,501	30.00	6,150	—	—	6,150
Neoplux No.3 Private Equity Fund		102,956	10.00	10,295	—	—	10,295
PCC Amberstone Private Equity Fund I		103,736	21.67	22,480	—	—	22,480
KIAMCO POWERLOAN TRUST 4TH		92,794	47.37	43,955	—	—	43,955
Mastern Opportunity Seeking Real Estate Fund II		98,994	20.00	19,799	—	—	19,799
AION ELFIS PROFESSIONAL PRIVATE 1		27,642	20.00	5,528	—	—	5,528
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business		15,001	29.68	4,453	—	—	4,453
Neoplux Market-Frontier Secondary Fund		54,727	19.74	11,545	—	—	11,545
Synergy Green New Deal 1st New Technology Business Investment Fund		35,527	28.17	10,008	—	—	10,008
KAIM Real-estate Private Investment Trust 20		13,254	38.46	5,098	—	—	5,098
KIAMCO Vietnam Solar Special Asset Private Investment Trust		15,896	50.00	7,948	—	—	7,948
CSQUARE SNIPER PROFESSIONAL PRIVATE 10		5,000	62.50	3,125	—	—	3,125
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1		45,573	97.85	44,594	—	—	44,594
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2		45,573	97.85	44,594	—	—	44,594
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45		48,475	25.00	15,855	—	—	15,855

	2020
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying Value
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395	~~W~~	50,394	58.82	29,644	—	—	29,644
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		70,473	30.00	21,142	—	—	21,142
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund		20,134	25.00	5,034	—	—	5,034
Kiwoom Hero No.4 Private Equity Fund		22,358	21.05	4,707	—	—	4,707
Vogo Canister Professional Trust Private Fund I		119,892	36.68	43,975	—	—	43,975
Others		519,091		139,164	—	—	139,164

	~~W~~	8,101,037		2,657,250	(32)	550	2,657,768

(*1)	Other adjustments represent the unrecognized equity method losses because the Group has stopped recognizing its equity method losses as the balance of the investment has been reduced to zero.
(*2)	Other represents the adjustments of fair value when acquired.

(e)	The unrecognized equity method losses as of and for the years ended December 31, 2019 and 2020 are as follows:

	2019
Investees	Unrecognized equity method losses		Cumulative unrecognized equity method losses
Songrim Partners.	~~W~~	(14)	(22)
Hyungje art printing		(45)	(83)
MIEL CO.,LTD		(34)	(34)
IL GU FARM CO.,LTD		(90)	(90)

	~~W~~	(183)	(229)

	2020
Investees	Unrecognized equity method losses		Cumulative unrecognized equity method losses
Songrim Partners.	~~W~~	—	(22)
Multimedia Tech Co.Ltd		(15)	(15)
Hyungje art printing		(83)	(83)
MIEL CO.,LTD		(25)	(25)
Goduck Gangil1 PFV Co., Ltd		(145)	(145)

	~~W~~	(268)	(290)